UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (605)	$ (1,748)
Other comprehensive gain/(loss), net of tax:
Share of other comprehensive profit/(loss) from associated companies	4	(17)
Change in fair value of debt component of Archer convertible bond	1	2
Actuarial loss relating to pension	0	(7)
Other comprehensive gain/(loss)	5	(22)
Total comprehensive loss for the period	(600)	(1,770)
Comprehensive loss attributable to the shareholder	(600)	(1,769)
Comprehensive loss attributable to the non-controlling interest	0	(2)
Comprehensive gain attributable to the redeemable non-controlling interest	$ 0	$ 1